Investment properties	12 Months Ended
Dec. 31, 2021
Investment properties

13	Investment properties

	December 31, 2020	Write-offs and disposals	Depreciation	December 31, 2021
Investment properties	46,274	(100)	(48)	46,126

	December 31, 2019	Transfers	Depreciation	December 31, 2020
Investment properties	47,562	(1,240)	(48)	46,274

	December 31, 2018	Transfers	Depreciation	December 31, 2019
Investment properties	47,620	(9)	(49)	47,562

As of December 31, 2021 and 2020, the market value of these properties was approximately R$386,000 and R$383,000, respectively.